Investment Securities	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Investment Securities
9	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2024 and 2023.

	At March 31,
	2024	2023

	(In millions)

Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥78,561	¥72,549
Japanese municipal bonds	142,557	93,044
Japanese corporate bonds	12,977	—

Total domestic	234,095	165,593

Foreign:
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	77,578	68,121
Mortgage-backed securities	2,703	—
Other debt instruments	2,016	1,853

Total foreign	82,297	69,974

Total debt instruments at amortized cost	¥316,392	¥235,567

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥7,547,377	¥9,576,298
Japanese municipal bonds	1,053,332	1,087,625
Japanese corporate bonds	794,920	946,726
Other debt instruments	316	312

Total domestic	9,395,945	11,610,961

Foreign:
U.S. Treasury and other U.S. government agency bonds	6,062,125	5,232,456
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	4,144,335	2,991,272
Mortgage-backed securities	3,545,565	2,379,250
Other debt instruments	868,214	597,484

Total foreign	14,620,239	11,200,462

Total debt instruments at fair value through other comprehensive income	¥24,016,184	¥22,811,423

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥4,398,910	¥3,587,964
Foreign equity instruments	1,418,351	960,644

Total equity instruments at fair value through other comprehensive income	¥5,817,261	¥4,548,608

Total investment securities	¥30,149,837	¥27,595,598

Designation of equity instruments as at fair value through other comprehensive income
The Group designates equity instruments, which are issued by its customers and not held for trading, as at fair value through other comprehensive income. Those equity instruments are held to establish, maintain, and strengthen business ties with those customers. Equity instruments at fair value through other comprehensive income at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Listed	¥4,585,440	¥3,581,167
Unlisted	1,231,821	967,441

Total equity instruments at fair value through other comprehensive income	¥5,817,261	¥4,548,608

The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2024 and 2023 mainly consisted of the following:

	At March 31,
	2024	2023
	(In millions)
TOYOTA MOTOR CORPORATION	¥738,198	¥365,984
Ares Management Corporation	339,181	187,804
DAIKIN INDUSTRIES, LTD.	164,800	201,068
Jefferies Financial Group Inc.	140,147	44,505
SBI Holdings, Inc.	106,677	70,848
Kotak Mahindra Bank Limited	106,002	92,645
MITSUI & CO., LTD.	91,195	52,823
KUBOTA CORPORATION	85,838	71,976
Sumitomo Realty & Development Co., Ltd.	68,242	35,104
Seven & i Holdings Co., Ltd.	65,078	58,755
ITOCHU Corporation	64,660	62,509
DAIWA HOUSE INDUSTRY CO., LTD.	58,383	45,170
Murata Manufacturing Co., Ltd.	57,835	54,886
East Japan Railway Company	53,947	50,208
Mitsui Fudosan Co., Ltd.	51,949	29,179
ASICS Corporation	49,741	25,548
Japan Exchange Group, Inc.	49,317	24,807
NIPPON STEEL CORPORATION	48,008	40,836
Central Japan Railway Company	46,914	41,150
DAIICHI SANKYO COMPANY, LIMITED	43,936	66,048
TOYOTA TSUSHO CORPORATION	43,622	23,883
Mitsui O.S.K. Lines, Ltd.	41,490	29,790
SG HOLDINGS CO., LTD.	39,487	40,670
Sanrio Company, Ltd.	37,263	24,150
NIDEC CORPORATION	37,178	41,515
Tokyo Electric Power Company Holdings, Incorporated	33,916	16,994
ESR Group Limited	33,170	49,130
MINEBEA MITSUMI Inc.	30,170	25,671
BRIDGESTONE CORPORATION	29,952	48,303
Sanwa Holdings Corporation	29,592	15,629
West Japan Railway Company	28,108	24,447
DAIFUKU CO., LTD.	27,421	22,429

	At March 31,
	2024	2023
	(In millions)

FUJIFILM Holdings Corporation	27,403	55,448
Shionogi & Co., Ltd.	24,934	27,466
Makita Corporation	24,768	19,026
KAJIMA CORPORATION	24,331	13,733
GMO Payment Gateway, Inc.	24,115	28,468
ASAHI KASEI CORPORATION	23,802	23,533
Chubu Electric Power Company, Incorporated	22,292	15,680
Stanley Electric Co., Ltd.	20,880	23,499
TBS HOLDINGS, INC.	20,722	9,056
KOITO MANUFACTURING CO., LTD.	20,696	27,213
Fujikura Ltd.	19,270	7,935
Mazda Motor Corporation	17,891	12,485
TORAY INDUSTRIES, INC.	17,779	18,170
SHIMANO INC.	17,320	22,840

The Kansai Electric Power Company, Incorporated	17,095	12,266
TOYO SUISAN KAISHA, LTD.	16,687	9,775
Sekisui House, Ltd.	16,134	16,265
Idemitsu Kosan Co., Ltd.	16,076	11,931
Oji Holdings Corporation	15,151	16,594
NISSIN FOODS HOLDINGS CO., LTD.	13,318	12,821
OMRON Corporation	11,852	16,881
Sumitomo Metal Mining Co., Ltd.	10,551	15,148
Asahi Group Holdings, Ltd.	—	39,530
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD.	—	22,240
Others	1,320,956	1,118,700

Total listed equity instruments at fair value through other comprehensive income	¥4,585,440	¥3,581,167

Disposal of equity instruments at fair value through other comprehensive income
The Group sold equity instruments measured at fair value through other comprehensive income mainly in order to mitigate the impact of share price fluctuations on the Group’s financial base. The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥421,644	¥205,216
Cumulative gain on disposal	276,166	142,305
The Group transferred the cumulative gain or loss related to the equity instruments that were derecognized or whose significant fair value decline reduced income tax expense for the current reporting period from “Other reserves” to “Retained earnings.” The transferred amounts were ¥191,127 million and ¥112,235 million for the fiscal years ended March 31, 2024 and 2023, respectively
.